                                                           FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2002

                       If amended report check here:______



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of August, 2002.



                                         By: /s/ William M Lane
                                             ----------------------------------
                                                 William M Lane, Vice President
                                                 for The Torray Corporation

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June 30, 2002                            Form 13F - The Torray Corporation


                 Item 1                    Item 2      Item 3        Item 4        Item 5              Item 6

                                                                                                       Invest
                                          Title        CUSIP      Fair Market      Total     ----------------------------
Name of Issuer                            of Class     Number         Value        Shares    (a)Sole  (b)Shared  (c)Other
--------------                            --------     ------         -----        ------    -------  ---------  --------
Abbott Laboratories                        common     002824100    53,892,210   1,431,400
Agilent Technologies                       common     00846U101    23,316,535     985,900
American Express Company                   common     025816109    40,035,536   1,102,300
American International Group, Inc.         common     026874107    50,135,404     734,800
Amgen Inc.                                 common     031162100    15,914,400     380,000
Automatic Data Processing, Inc.            common     053015103    36,072,465     828,300
Bank of America Corporation                common     060505104    43,975,000     625,000
Bank One Corporation                       common     06423A103    47,830,640   1,243,000
Boston Scientific Corporation              common     101137107    75,405,176   2,571,800
Bristol-Myers Squibb Company               common     110122108    53,098,770   2,066,100
CarrAmerica Realty Corporation             common     144418100    40,256,165   1,304,900
Citigroup Inc.                             common     172967101    21,481,334     554,357
Clear Channel Communications, Inc.         common     184502102    50,796,528   1,586,400
Disney (Walt) Company                      common     254687106    40,597,200   2,148,000
Echostar Communications Corporation        common     278262109    13,830,912     745,200
EMC Corporation                            common     268648102    14,196,265   1,880,300
Emerson Electric Company                   common     291011104    29,162,950     545,000
Gannett Co., Inc.                          common     364730101    32,621,820     429,800
Hewlett-Packard Company                    common     428236103    27,493,304   1,799,300
Honeywell International Inc.               common     438516106    62,941,918   1,786,600
Hughes Electronics Corporation             common     370442832    66,197,040   6,365,100
Illinois Tool Works Inc.                   common     452308109    96,542,050   1,413,500
Intel Corporation                          common     458140100    10,008,306     547,800
Interpublic Group of Companies, Inc.       common     460690100    63,846,136   2,578,600
Int'l Business Machines Corporation        common     459200101    21,081,600     292,800
J.P. Morgan Chase & Co.                    common     46625H100    61,671,648   1,818,150
Johnson & Johnson                          common     478160104    34,517,730     660,500
Kimberly-Clark Corporation                 common     494368103    63,971,600   1,031,800
Markel Corporation                         common     570535104    52,816,685     268,105
Merck & Co. Inc.                           common     589331107    50,488,080     997,000
Oracle Corporation                         common     68389X105    16,825,349   1,776,700
Pfizer Inc.                                common     717341101    34,233,500     978,100
Proctor & Gamble Company                   common     742718109    28,183,080     315,600
Rockwell Collins, Inc.                     common     774341101    31,900,428   1,163,400
SunMicrosystems                            common     866810104    11,503,461   2,296,100
Tribune Company                            common     896047107    78,882,900   1,813,400
United Technologies Corporation            common     913017109    82,288,010   1,211,900
                                                                -------------
                                                                1,578,012,135
                                                                =============


June 30, 2002                         Form 13F - The Torray Corporation


                 Item 1                 Item 7               Item 8

                                                         Voting Authority
                                                  -----------------------------
Name of Issuer                          Managers   (a) Sole  (b) Shared (c)None
--------------                          --------   --------  ---------- -------
Abbott Laboratories                                1,431,400
Agilent Technologies                                 985,900
American Express Company                           1,102,300
American International Group, Inc.                   734,800
Amgen Inc.                                           380,000
Automatic Data Processing, Inc.                      828,300
Bank of America Corporation                          625,000
Bank One Corporation                               1,243,000
Boston Scientific Corporation                      2,571,800
Bristol-Myers Squibb Company                       2,066,100
CarrAmerica Realty Corporation                     1,304,900
Citigroup Inc.                                       554,357
Clear Channel Communications, Inc.                 1,586,400
Disney (Walt) Company                              2,148,000
Echostar Communications Corporation                  745,200
EMC Corporation                                    1,880,300
Emerson Electric Company                             545,000
Gannett Co., Inc.                                    429,800
Hewlett-Packard Company                            1,799,300
Honeywell International Inc.                       1,786,600
Hughes Electronics Corporation                     6,365,100
Illinois Tool Works Inc.                           1,413,500
Intel Corporation                                    547,800
Interpublic Group of Companies, Inc.               2,578,600
Int'l Business Machines Corporation                  292,800
J.P. Morgan Chase & Co.                            1,818,150
Johnson & Johnson                                    660,500
Kimberly-Clark Corporation                         1,031,800
Markel Corporation                                   268,105
Merck & Co. Inc.                                     997,000
Oracle Corporation                                 1,776,700
Pfizer Inc.                                          978,100
Proctor & Gamble Company                             315,600
Rockwell Collins, Inc.                             1,163,400
SunMicrosystems                                    2,296,100
Tribune Company                                    1,813,400
United Technologies Corporation                    1,211,900